Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Other Current Assets [Abstract]
Prepaid expenses	$ 684	$ 476
Insurance claims	0	14
Other	405	167
Total	$ 1,089	$ 657